Inventories, net	12 Months Ended
Dec. 31, 2022
Inventories, net
Inventories, net
10.	Inventories, net
Inventories, net consist of the following:

	As of December 31,
	2021	2022

	(RMB in millions)
Products	77,422	80,966
Packing materials and others	478	1,098

Inventories	77,900	82,064
Inventory valuation allowance	(2,299)	(4,115)

Inventories, net	75,601	77,949